Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Deficit [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 15 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company has authorized 10,000,000 shares of undesignated preferred stock with a $0.001 par value. As of September 30, 2022, no preferred shares have been issued and these shares are considered blank check preferred shares with no terms, limitations, or rights associated with them.

Common Stock

The Company has authorized 200,000,000 shares of common stock with a $0.001 par value per share. The holders of common stock are entitled to one vote for each share of common stock held at the time of vote. As of September 30, 2022, the Company had 105,401,858 shares outstanding or deemed outstanding.

Shares Issued for Services

In January 2022, the Company issued 360,695 shares to a service provider in respect of $129,850 of outstanding payables.

Warrants

The following table summarized the warrant activity for the nine months ended September 30, 2022:

	Number of	Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2021	9,258,191	$0.45	6.85	$304,799
Granted	20,912,119	0.09	5.20	-
Forfeited	(47,059)
Exercised
Expired
Balance Outstanding, September 30, 2022	30,123,251	$0.20	5.45	-

Exercisable, September 30, 2022	7,711,132	$0.38	6.83	-

Equity Incentive Plan

As of September 21, 2018, the Company’s board of directors adopted, and stockholders approved the 2018 Equity Incentive Plan (the “2018 Plan”). The 2018 Plan has a 10-year term, which terminates on the day prior to the 10th anniversary of its adoption by the Board. Under the 2018 Plan, the Company may grant equity-based incentive awards, including options, restricted stock, and other stock-based awards, to any directors, employees, advisers, and consultants that provide services to the Company. The vesting period, term and exercise price will be determined at the time of the grant. An aggregate of up to 3,500,000 of the Company’s common stock was reserved for issuance under the 2018 Plan. On July 15, 2021 the Company’s board of directors increased the number of shares of common stock authorized for grant from 3,500,000 to 8,000,000. As of March 31, 2022, the Company has granted and has 7,249,208 options outstanding, as well as 107,876 shares of restricted common stock issued under the 2018 Plan.

On October 1, 2021, the Board of Directors approved the issuance of options to purchase an aggregate of 4,504,214 shares of common stock to an executive and a director. The options have an exercise price of $0.35 per share and vested immediately upon issuance. The options will expire on October 1, 2031. The aggregate fair value of $1,270,188 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life 5years, (ii) volatility of 115%, (iii) risk free rate of 0.93% (iv) dividend rate of zero, (v) stock price of $0.35, and (vi) exercise price of $0.35. The expense of 1,270,188 was recorded in full upon issuance.

On October 21, 2021, the Board of Directors approved the issuance of options to purchase an aggregate of 1,218,248 shares of common stock to the CEO. The options have an exercise price of $0.39 per share with vesting terms of 304,562 vesting on April 21, 2022 and the remainder monthly ratably through October 21, 2023. The options will expire on October 21, 2031. The aggregate fair value of $372,384 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 4.65 years, (ii) volatility of 113.90%, (iii) risk free rate of 1.22% (iv) dividend rate of zero, (v) stock price of $0.39, and (vi) exercise price of $0.39. These options were amended on December 10, 2021 and December 30, 2021 adjusting the exercise price to $0.21 and the vesting schedule to vest equally at the end of each quarter in 2022. The expense will be amortized over the amended vesting period and a total of $36,667 was recorded during the year ended December 31, 2021.

On December 10, 2021, the Board of Directors approved the issuance of options to purchase an aggregate of 2,718,247 shares of common stock to the certain employees of the Company. The options have an exercise price of $0.21 per share with vesting terms of one quarter vesting on June 10, 2022 and the remainder monthly ratably through December 10, 2023. The options will expire on December 11, 2031. The aggregate fair value of $472,975 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 116.90%, (iii) risk free rate of 1.26% (iv) dividend rate of zero, (v) stock price of $0.21, and (vi) exercise price of $0.21. These options were amended on December 30, 2021 adjusting the vesting schedule to vest equally at the end of each quarter in 2022. As the share price had increased on the amendment date, the amendment resulted in an increase to the aggregate fair value of $111,166. The increased fair value along with the unamortized portion of the original fair value will be amortized over the amended vesting schedule. A total of $26,574 was recorded during the year ended December 31, 2021.

On November 15, 2021, the Board of Directors approved the issuance of options to purchase an aggregate of 1,448,276 shares of common stock to the directors of the Company. The options have an exercise price of $0.29 per share and vest per days in service as members of the board of directors during the quarter, at the end of the quarter with the final quarterly vesting quarter end of December 31, 2022. The options will expire on December 11, 2031. The aggregate fair value of $341,793 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5.04 years, (ii) volatility of 115.8%, (iii) risk free rate of 1.25% (iv) dividend rate of zero, (v) stock price of $0.29, and (vi) exercise price of $0.29. The expense will be amortized over the vesting period and a total of $28,254 was recorded during the year ended December 31, 2021.

On May 19, 2022, the Board of Directors approved the issuance of options to purchase an aggregate of 1,086,129 shares of common stock to certain employees of the Company. The options have an exercise price of $0.31 per share with vesting terms of one quarter/half vesting on November 19, 2022 and the remainder monthly ratably through May 19, 2023. The options will expire on May 19, 2032. The aggregate fair value of $271,324 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 115.0%, (iii) risk free rate of 2.80% (iv) dividend rate of zero, (v) stock price of $0.31, and (vi) exercise price of $0.31. The expense will be amortized over the vesting period and a total of $99,491 was recorded since issuance and through September 30, 2022.

On August 19, 2022, the Board of Directors approved the issuance of options to purchase an aggregate of 25,788,141 shares of common stock to certain employees of the Company. The options have an exercise price of $0.12 per share with varying vesting terms through August 10, 2023. The options will expire on August 19, 2027. The aggregate fair value of $2,346,000 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 100.0%, (iii) risk free rate of 3.10% (iv) dividend rate of zero, (v) stock price of $0.12, and (vi) exercise price of $0.12. The expense will be amortized over the vesting period and a total of $2,277,618 was recorded since issuance and through September 30, 2022.

The following table summarized the option activity for the nine months ended September 30, 2022:

	Number of	Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2021	11,753,422	$0.36	9.47	$196,825
Granted	26,874,270	0.13	5.00	-
Forfeited	(476,190)	0.21	9.20	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, September 30, 2022	38,151,502	$0.20	6.15	-

Exercisable, September 30, 2022	35,344,654	$0.20	5.98	-

For future periods, the remaining value of the stock options totaling approximately $513,807 will be amortized into the statement of operations consistent with the period for which the services will be rendered.

NOTE 14 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company has authorized 10,000,000 shares of undesignated preferred stock with a $0.001 par value. As of December 31, 2021, no preferred shares have been issued and these shares are considered blank check preferred shares with no terms, limitations, or rights associated with them.

Common Stock

The Company has authorized 200,000,000 shares of common stock with a $0.001 par value per share. The holders of common stock are entitled to one vote for each share of common stock held at the time of vote. As of December 31, 2021, the Company has deemed 50,217,308 shares outstanding or deemed outstanding.

Shares Issued for Services

On October 15, 2020, the Company granted to a non-executive officer of the Company 292,174 restricted shares under the Company’s 2018 Equity Incentive Plan. The shares were valued as of the date of the grant at a fair value of $1.67 per share or $487,931, which will be amortized over the vesting period. As a result of the merger and contractual terms of the restricted share agreement, all the remaining unvested shares vested and the Company recorded $280,369 in stock-based compensation. The Company issued 10,845 shares of common stock and withheld 184,298 shares in respect of tax withholdings.

The following table summarized the warrant activity for the years ended December 31, 2021 and 2020:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2019	502,250	$0.57	3.98	$201,125
Granted	3,530,882	1.02	3.90	150,000
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2020	4,033,132	$0.97	3.39	$351,125
Granted	5,978,000	0.19	9.52	304,799
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	(752,942)	1.2	1.73	-
Balance Outstanding, December 31, 2021	9,258,191	$0.45	6.85	$304,799

Exercisable, December 31, 2021	9,258,191	$0.32	6.85	$304,799

Equity Incentive Plan

As of September 21, 2018, the Company’s board of directors adopted, and stockholders approved the 2018 Equity Incentive Plan (the “2018 Plan”). The 2018 Plan has a 10-year term, which terminates on the day prior to the 10th anniversary of its adoption by the Board. Under the 2018 Plan, the Company may grant equity-based incentive awards, including options, restricted stock, and other stock-based awards, to any directors, employees, advisers, and consultants that provide services to the Company. The vesting period, term and exercise price will be determined at the time of the grant. An aggregate of up to 3,500,000 of the Company’s common stock are reserved for issuance under the 2018 Plan. As of December 31, 2020, the Company has granted and has 1,800,000 options outstanding, as well as 333,972 shares of restricted common stock issued under the 2018 Plan. On July 15, 2021 the Company’s board of directors increased the number of shares of common stock authorized for grant from 3,500,000 to 8,000,000.

On January 30, 2020, the Board of Directors approved the issuance of options to purchase an aggregate of 800,000 shares of common stock to Boris Goldstein. The options have an exercise price of $0.75 per share which will vest ratably on a quarterly basis over a two-year period. The options will expire on January 30, 2029. The aggregate fair value of $51,757 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life 10 years, (ii) volatility of 76%, (iii) risk free rate of 1.57% (iv) dividend rate of zero, (v) stock price of $0.12, and (vi) exercise price of $0.75. The expense will be amortized over the vesting period and a total of $23,790 was recorded during the year ended December 31, 2020.

On October 1, 2021, the Board of Directors approved the issuance of options to purchase an aggregate of 4,504,214 shares of common stock to an executive and a director. The options have an exercise price of $0.35 per share and vested immediately upon issuance. The options will expire on October 1, 2031. The aggregate fair value of $1,270,188 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life 5years, (ii) volatility of 115%, (iii) risk free rate of 0.93% (iv) dividend rate of zero, (v) stock price of $0.35, and (vi) exercise price of $0.35. The expense of 1,270,188 was recorded in full upon issuance.

On October 21, 2021, the Board of Directors approved the issuance of options to purchase an aggregate of 1,218,248 shares of common stock to the CEO. The options have an exercise price of $0.39 per share with vesting terms of 304,562 vesting on April 21, 2022 and the remainder monthly ratably through October 21, 2023. The options will expire on October 21, 2031. The aggregate fair value of $372,384 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 4.65 years, (ii) volatility of 113.90%, (iii) risk free rate of 1.22% (iv) dividend rate of zero, (v) stock price of $0.39, and (vi) exercise price of $0.39. These options were amended on December 10, 2021 and December 30, 2021 adjusting the exercise price to $0.21 and the vesting schedule to vest equally at the end of each quarter in 2022. The expense will be amortized over the amended vesting period and a total of $36,667 was recorded during the year ended December 31, 2021.

On December 10, 2021, the Board of Directors approved the issuance of options to purchase an aggregate of 2,718,247 shares of common stock to the certain employees of the Company. The options have an exercise price of $0.21 per share with vesting terms of one quarter vesting on June 10, 2022 and the remainder monthly ratably through December 10, 2023. The options will expire on December 11, 2031. The aggregate fair value of $472,975 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 116.90%, (iii) risk free rate of 1.26% (iv) dividend rate of zero, (v) stock price of $0.21, and (vi) exercise price of $0.21. These options were amended on December 30, 2021 adjusting the vesting schedule to vest equally at the end of each quarter in 2022. As the share price had increased on the amendment date, the amendment resulted in an increase to the aggregate fair value of $111,166. The increased fair value along with the unamortized portion of the original fair value will be amortized over the amended vesting schedule. A total of $26,574 was recorded during the year ended December 31, 2021.

On November 15, 2021, the Board of Directors approved the issuance of options to purchase an aggregate of 1,448,276 shares of common stock to the directors of the Company. The options have an exercise price of $0.29 per share and vest per days in service as members of the board of directors during the quarter, at the end of the quarter with the final quarterly vesting quarter end of December 31, 2022. The options will expire on December 11, 2031. The aggregate fair value of $341,793 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5.04 years, (ii) volatility of 115.8%, (iii) risk free rate of 1.25% (iv) dividend rate of zero, (v) stock price of $0.29, and (vi) exercise price of $0.29. The expense will be amortized over the vesting period and a total of $28,254 was recorded during the year ended December 31, 2021.

The following table summarized the option activity for the years ended December 31, 2021 and 2020:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2019	1,000,000	$0.75	9.05	$150,000
Granted	800,00	$0.75	10.00	120,000
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2020	1,800,000	$0.75	8.51	$270,000
Granted	10,030,764	0.30	9.82	196,825
Forfeited	(77,342)	1.50	9.12
Exercised
Expired
Balance Outstanding, December 31, 2021	11,753,422	$0.36	9.47	$196,825

Exercisable, December 31, 2021	6,537,184	$0.22	9.14	$-

For future periods, the remaining value of the stock options totaling approximately $1,266,050 will be amortized into the statement of operations consistent with the period for which the services will be rendered.